SHAREHOLDERS' EQUITY (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2007	Dec. 23, 2010	Dec. 30, 2009
Class of Warrant or Right, Exercise Price of Warrants or Rights						1,134,231
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	1,227,415.00					8.26
Granted - Number of options	0			100,000	825,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,157,385	1,355,879
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 4	$ 1.88
Exercised - Aggregate intrinsic value	$ 572	$ 2,197	$ 1,895
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options	341
Dividends Payable, Amount Per Share	$ 0.12						$ 0.5
Payments Of Dividends	3,661	0	15,974
Issuance (expense on issuance) of Ordinary shares	0	(21)	20,290
Class Of Warrant Or Right Adjusted Exercise Price Of Warrants Or Rights	8.07
Dividends	3,661
Dividend Per Share	$ 0.10
Dividends Payable	$ 4,397
Payment One [Member]
Dividends Payable, Date to be Paid	Oct. 17, 2012
Payment Two [Member]
Dividends Payable, Date to be Paid	Mar. 14, 2013
2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	1,000,000
2007 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
2007 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Common Stock [Member]
Issuance of Ordinary shares and warrants (net of issuance expenses $ 1,080) (in shares)			3,287,616
Stock Issued During Period New Issues Price Per Share			$ 6.5